CORPORATE RESTRUCTURING COSTS (Details) - Employee severance CAD in Millions	12 Months Ended
Dec. 31, 2015 CAD
Restructuring Cost and Reserve [Line Items]
Corporate restructuring costs incurred	CAD 122
Provision recorded for restructuring charges	87
Total corporate restructuring charges	209
Restructuring costs recoverable through regulatory and tolling structures	58
Restructuring costs capitalized	8
Regulatory asset
Restructuring Cost and Reserve [Line Items]
Total corporate restructuring charges	44
Plant operating cost and other
Restructuring Cost and Reserve [Line Items]
Total corporate restructuring charges	CAD 157